CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	4,771,477	14,280,138	2,070,425
Prepaid expenses and other current assets	371,460	426,398	61,823
Amount due from subsidiaries and VIEs	1,077,449,147	1,024,111,805	148,482,254
Investments in subsidiaries and VIEs	2,899,792,086	3,717,374,302	538,968,611
Total assets	3,982,384,170	4,756,192,643	689,583,113

Liabilities:
Accrued expenses and other current liabilities	5,489,209	2,937,951	425,963
Total liabilities	5,489,209	2,937,951	425,963

Equity:
Common shares	206,793	206,793	29,982
Treasury stock	—	(124,596,781)	(18,064,835)
Additional paid-in capital	3,159,522,737	3,191,193,773	462,679,606
Retained earnings	810,855,877	1,622,852,316	235,291,468
Accumulated other comprehensive income	6,309,554	63,598,591	9,220,929
Total equity	3,976,894,961	4,753,254,692	689,157,150
Total liabilities and equity	3,982,384,170	4,756,192,643	689,583,113

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
General and administrative expenses	(18,494,095)	(9,577,576)	(8,739,084)	(1,267,048)
Interest income	4,416	590	1,518	220
Equity in profit (loss) of subsidiaries and VIEs	(1,293,341,634)	831,870,794	817,582,216	118,538,279
Other income, net	3,328,738	3,113,215	3,151,789	456,966
Net income (loss)	(1,308,502,575)	825,407,023	811,996,439	117,728,417
Other comprehensive income (loss)	(46,041,729)	(14,749,519)	57,289,037	8,306,130
Comprehensive income (loss)	(1,354,544,304)	810,657,504	869,285,476	126,034,547

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CASH FLOWS

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash by used in operating activities	(14,708,389)	(8,630,238)	(9,559,741)	(1,386,032)
Received from subsidiaries and VIEs	6,818,106	4,545,040	164,707,863	23,880,395
Net cash provided by investing activities	6,818,106	4,545,040	164,707,863	23,880,395
Contribution from shareholders	543,594	2,959,511	277,342	40,211
Repurchase of common shares	—	—	(146,740,902)	(21,275,431)
Net cash provided by (used in) financing activities	543,594	2,959,511	(146,463,560)	(21,235,220)
Effect of foreign exchange rate changes	(663,453)	(144,484)	824,099	119,483
Net increase (decrease) in cash and cash equivalents	(8,010,142)	(1,270,171)	9,508,661	1,378,626
Cash and cash equivalents, beginning of year	14,051,790	6,041,648	4,771,477	691,799
Cash and cash equivalents, end of year	6,041,648	4,771,477	14,280,138	2,070,425